Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 118,618	$ 105,733	$ 213,964	$ 207,220
Administrative fee revenue from affiliates	5,360	5,463	10,658	10,945
Interest expense and finance cost, net	(27,565)	(26,698)	(54,987)	(54,448)
Depreciation and amortization	(26,091)	(27,132)	(51,714)	(46,959)
Equity in net (losses)/earnings of affiliated companies	(3,775)	3,424	1,307	16,376
Net (loss)/income attributable to Navios Holdings common stockholders	(37,258)	(26,416)	(85,977)	(33,881)
Total assets	2,696,440	3,001,695	2,696,440	3,001,695	$ 2,752,895
Goodwill	160,336	160,336	160,336	160,336	160,336
Capital expenditures	(13,078)	(27,657)	(29,170)	(108,044)
Investments in affiliates	189,195	388,772	189,195	388,772	160,071
Cash and cash equivalents	130,208	140,529	130,208	140,529	135,992	$ 163,412
Restricted cash	4,462	2,671	4,462	2,671	$ 5,386
Long-term debt (including current and non-current portion)	1,646,270	1,628,896	1,646,270	1,628,896
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	59,237	46,991	110,782	93,259
Administrative fee revenue from affiliates	5,360	5,463	10,658	10,945
Interest expense and finance cost, net	(21,270)	(20,869)	(42,911)	(42,415)
Depreciation and amortization	(19,713)	(20,745)	(39,246)	(33,898)
Equity in net (losses)/earnings of affiliated companies	(3,775)	3,424	1,307	16,376
Net (loss)/income attributable to Navios Holdings common stockholders	(40,085)	(31,112)	(86,885)	(42,199)
Total assets	2,036,569	2,363,866	2,036,569	2,363,866
Goodwill	56,240	56,240	56,240	56,240
Capital expenditures	(63)	(80)	(99)	(60,213)
Investments in affiliates	189,195	388,772	189,195	388,772
Cash and cash equivalents	67,309	68,223	67,309	68,223
Restricted cash	4,462	2,671	4,462	2,671
Long-term debt (including current and non-current portion)	1,205,392	1,236,709	1,205,392	1,236,709
Logistics Business
Segment Reporting Information [Line Items]
Revenue	59,381	58,742	103,182	113,961
Administrative fee revenue from affiliates	0	0	0	0
Interest expense and finance cost, net	(6,295)	(5,829)	(12,076)	(12,033)
Depreciation and amortization	(6,378)	(6,387)	(12,468)	(13,061)
Equity in net (losses)/earnings of affiliated companies	0	0	0	0
Net (loss)/income attributable to Navios Holdings common stockholders	2,827	4,696	908	8,318
Total assets	659,871	637,829	659,871	637,829
Goodwill	104,096	104,096	104,096	104,096
Capital expenditures	(13,015)	(27,577)	(29,071)	(47,831)
Investments in affiliates	0	0	0	0
Cash and cash equivalents	62,899	72,306	62,899	72,306
Restricted cash	0	0	0	0
Long-term debt (including current and non-current portion)	$ 440,878	$ 392,187	$ 440,878	$ 392,187